Quarterly Holdings Report
for
Fidelity® Fund
March 31, 2022
FID-NPRT3-0522
1.799854.118
Common Stocks - 98.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 12.7%
Entertainment - 1.8%
Activision Blizzard, Inc.	659,192	52,808
Netflix, Inc. (a)	233,700	87,542
		140,350
Interactive Media & Services - 10.9%
Alphabet, Inc.:
Class A (a)	219,100	609,394
Class C (a)	38,000	106,134
Meta Platforms, Inc. Class A (a)	652,500	145,090
		860,618
TOTAL COMMUNICATION SERVICES		1,000,968
CONSUMER DISCRETIONARY - 11.4%
Distributors - 0.4%
LKQ Corp.	134,000	6,085
Pool Corp.	51,800	21,904
		27,989
Hotels, Restaurants & Leisure - 1.0%
Airbnb, Inc. Class A (a)	150,100	25,781
Marriott International, Inc. Class A (a)	302,300	53,129
		78,910
Household Durables - 0.6%
D.R. Horton, Inc.	220,000	16,392
Lennar Corp. Class A	54,890	4,455
NVR, Inc. (a)	2,520	11,258
Tempur Sealy International, Inc.	690,000	19,265
		51,370
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (a)	91,800	299,263
Coupang, Inc. Class A (a)	20,000	354
eBay, Inc.	510,000	29,203
		328,820
Multiline Retail - 0.9%
Dollar General Corp.	309,400	68,882
Specialty Retail - 3.9%
AutoZone, Inc. (a)	18,800	38,438
Lowe's Companies, Inc.	365,000	73,799
O'Reilly Automotive, Inc. (a)	85,700	58,701
The Home Depot, Inc.	420,000	125,719
Tractor Supply Co.	43,000	10,035
		306,692
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	252,000	33,909
TOTAL CONSUMER DISCRETIONARY		896,572
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	285,600	164,463
Walmart, Inc.	128,271	19,102
		183,565
Household Products - 1.4%
Procter & Gamble Co.	705,000	107,724
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	249,700	67,998
TOTAL CONSUMER STAPLES		359,287
ENERGY - 0.8%
Energy Equipment & Services - 0.4%
Halliburton Co.	902,555	34,180
Oil, Gas & Consumable Fuels - 0.4%
PDC Energy, Inc.	415,000	30,162
TOTAL ENERGY		64,342
FINANCIALS - 10.4%
Banks - 1.3%
JPMorgan Chase & Co.	775,000	105,648
Capital Markets - 7.0%
Ameriprise Financial, Inc.	111,741	33,563
BlackRock, Inc. Class A	89,176	68,146
Charles Schwab Corp.	1,039,300	87,623
Moody's Corp.	126,000	42,514
Morgan Stanley	912,171	79,724
MSCI, Inc.	218,600	109,930
Nordnet AB	203,200	3,674
Raymond James Financial, Inc.	287,032	31,548
S&P Global, Inc.	219,700	90,117
		546,839
Consumer Finance - 1.7%
American Express Co.	156,300	29,228
Capital One Financial Corp.	500,000	65,645
Discover Financial Services	357,861	39,433
		134,306
Insurance - 0.4%
Arthur J. Gallagher & Co.	145,957	25,484
Progressive Corp.	57,200	6,520
		32,004
TOTAL FINANCIALS		818,797
HEALTH CARE - 12.8%
Biotechnology - 1.0%
Regeneron Pharmaceuticals, Inc. (a)	90,000	62,858
Vertex Pharmaceuticals, Inc. (a)	60,189	15,708
		78,566
Health Care Equipment & Supplies - 1.8%
Edwards Lifesciences Corp. (a)	499,100	58,754
IDEXX Laboratories, Inc. (a)	23,000	12,582
Intuitive Surgical, Inc. (a)	122,862	37,065
ResMed, Inc.	128,400	31,138
		139,539
Health Care Providers & Services - 3.9%
HCA Holdings, Inc.	216,300	54,209
Laboratory Corp. of America Holdings	169,300	44,638
Tenet Healthcare Corp. (a)	426,300	36,645
UnitedHealth Group, Inc.	342,030	174,425
		309,917
Health Care Technology - 0.0%
Doximity, Inc.	11,800	615
Life Sciences Tools & Services - 3.7%
Charles River Laboratories International, Inc. (a)	21,500	6,105
Danaher Corp.	494,100	144,934
Mettler-Toledo International, Inc. (a)	8,200	11,260
Thermo Fisher Scientific, Inc.	166,600	98,402
Waters Corp. (a)	17,000	5,277
West Pharmaceutical Services, Inc.	53,000	21,768
		287,746
Pharmaceuticals - 2.4%
Eli Lilly & Co.	298,800	85,567
Merck & Co., Inc.	613,221	50,315
Zoetis, Inc. Class A	272,000	51,296
		187,178
TOTAL HEALTH CARE		1,003,561
INDUSTRIALS - 3.8%
Airlines - 0.4%
Southwest Airlines Co. (a)	640,500	29,335
Building Products - 1.1%
Builders FirstSource, Inc. (a)	390,000	25,171
Carrier Global Corp.	740,500	33,967
Fortune Brands Home & Security, Inc.	15,875	1,179
Trane Technologies PLC	200,600	30,632
		90,949
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	108,000	13,551
Construction & Engineering - 0.2%
Quanta Services, Inc.	106,698	14,043
Electrical Equipment - 0.1%
AMETEK, Inc.	72,000	9,589
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	102,000	48,167
Machinery - 0.5%
Otis Worldwide Corp.	540,000	41,553
Professional Services - 0.1%
Equifax, Inc.	28,800	6,828
Road & Rail - 0.6%
Old Dominion Freight Lines, Inc.	164,370	49,094
TOTAL INDUSTRIALS		303,109
INFORMATION TECHNOLOGY - 38.2%
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	654,000	49,279
Keysight Technologies, Inc. (a)	97,000	15,323
		64,602
IT Services - 4.1%
Accenture PLC Class A	256,200	86,398
Adyen BV (a)(b)	2,400	4,754
EPAM Systems, Inc. (a)	39,100	11,597
MasterCard, Inc. Class A	255,000	91,132
Snowflake, Inc. (a)	18,800	4,308
Visa, Inc. Class A	544,000	120,643
		318,832
Semiconductors & Semiconductor Equipment - 9.0%
ASML Holding NV	90,000	60,114
Broadcom, Inc.	186,100	117,183
KLA Corp.	203,300	74,420
Lam Research Corp.	151,000	81,179
Marvell Technology, Inc.	740,700	53,116
NVIDIA Corp.	836,700	228,302
NXP Semiconductors NV	324,689	60,093
onsemi (a)	384,100	24,049
Texas Instruments, Inc.	72,000	13,211
		711,667
Software - 13.6%
Adobe, Inc. (a)	179,800	81,920
Cadence Design Systems, Inc. (a)	179,500	29,521
Fortinet, Inc. (a)	282,500	96,542
Microsoft Corp.	2,539,600	782,984
ServiceNow, Inc. (a)	106,500	59,309
Synopsys, Inc. (a)	60,600	20,196
		1,070,472
Technology Hardware, Storage & Peripherals - 10.7%
Apple, Inc.	4,810,000	839,869
TOTAL INFORMATION TECHNOLOGY		3,005,442
MATERIALS - 2.1%
Chemicals - 1.0%
LyondellBasell Industries NV Class A	260,000	26,733
Sherwin-Williams Co.	205,000	51,172
		77,905
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	1,363,000	67,796
Steel Dynamics, Inc.	279,100	23,285
		91,081
TOTAL MATERIALS		168,986
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Prologis (REIT), Inc.	449,100	72,521
UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy, Inc.	1,089,321	92,276
TOTAL COMMON STOCKS (Cost $3,646,825)		7,785,861

Money Market Funds - 1.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.31% (c) (Cost $129,355)	129,330,474	129,356

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $3,776,180)	7,915,217
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(45,785)
NET ASSETS - 100.0%	7,869,432

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,754,000 or 0.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	122,356	1,767,126	1,760,126	73	-	-	129,356	0.2%
Fidelity Securities Lending Cash Central Fund 0.31%	7,351	75,235	82,586	64	-	-	-	0.0%
Total	129,707	1,842,361	1,842,712	137	-	-	129,356

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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